Purchase Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Purchase Obligations
Schedule of Other Financial Commitments

€ millions	2023	2022
Contractual obligations for acquisition of property, plant, and equipment and intangible assets	164	144
Other purchase obligations	10,377	7,491
Purchase obligations	10,541	7,635

Schedule of Maturities of Other Financial Commitments

€ millions	12/31/2023
Purchase Obligations
Due 2024	2,286
Due 2025 to 2028	7,752
Due thereafter	503
Total	10,541